Pension Plan and Employee Benefits, Pension Plan Investment Objectives (Details) - Successor [Member] - Pension Benefits [Member]	12 Months Ended
Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Maximum notional value of derivative positions of the total pension fund's value	20.00%
Return Seeking [Member]
Investment asset allocation target percentage of total plan assets [Abstract]
Target plan allocations, minimum	35.00%
Target plan allocations	40.00%
Target plan allocations, maximum	45.00%
Domestic equity [Member]
Investment asset allocation target percentage of total plan assets [Abstract]
Target plan allocations	18.00%
International equity [Member]
Investment asset allocation target percentage of total plan assets [Abstract]
Target plan allocations	17.00%
Real estate funds [Member]
Investment asset allocation target percentage of total plan assets [Abstract]
Target plan allocations	5.00%
Liability Hedging [Member]
Investment asset allocation target percentage of total plan assets [Abstract]
Target plan allocations, minimum	55.00%
Target plan allocations	60.00%
Target plan allocations, maximum	65.00%